Financial Instruments (Details) $ / shares in Units, £ in Thousands			1 Months Ended		12 Months Ended
	Feb. 16, 2022 GBP (£)	Feb. 16, 2022 USD ($)	Feb. 16, 2027 USD ($)	Feb. 16, 2025	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Financial Instruments (Details) [Line Items]
Aggregate principal amount (in Dollars) | $		$ 630,000,000
Percentage of convertible notes	2.00%	2.00%
Net proceeds	£ 460,000				£ 460,021
Conversion price percentage				150.00%
Premium maturity percentage			50.00%
Premium trading days			10 days
Weighted average price (in Dollars) | $			$ 135
Committed stocking loans amount					£ 240,000
Warrants outstanding (in Shares) | shares					41,254,566	41,254,566
Exercise price per share (in Dollars per share) | $ / shares						$ 230
Financial liability [Member]
Financial Instruments (Details) [Line Items]
Net proceeds	208,700
Embedded derivative [Member]
Financial Instruments (Details) [Line Items]
Net proceeds	£ 251,300
Fair value of expected volatility rate					£ 40
Private warrants [Member]
Financial Instruments (Details) [Line Items]
Fair value of expected volatility rate					£ 20
Sensitivity analysis [Member]
Financial Instruments (Details) [Line Items]
Fair value of expected volatility rate | $						$ 2,800,000